Offsetting Financial Assets and Liabilities - Summary of Offsetting Financial Assets and Financial Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Other financial assets derivatives [Member]
Disclosure of other derivatives financial assets and financial liabilities [Line items]
Gross amounts of recognized financial assets and financial liabilities	¥ 552,921	¥ 610,340
Financial instruments, Amounts not offset	(94,647)	(196,423)
Collateral of financial instruments, Amounts not offset	(130,363)	(206,087)
Net amount	327,911	207,830
Other financial liabilities derivatives [Member]
Disclosure of other derivatives financial assets and financial liabilities [Line items]
Gross amounts of recognized financial assets and financial liabilities	432,189	456,257
Financial instruments, Amounts not offset	(94,647)	(196,423)
Collateral of financial instruments, Amounts not offset	(52,497)	(97,794)
Net amount	¥ 285,045	¥ 162,040